Annual Fund Operating Expenses - iShares Future AI Beneficiaries ETF - iShares Future AI Beneficiaries ETF	Sep. 11, 2026	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.40%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	Based on estimated amounts for the current fiscal year.